Property, Plant and Equipment - Components (Details) - HKD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (1,391)	$ (1,028)
Property, plant and equipment, net	423	786
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,814	$ 1,814